Note C - Loans and Allowance for Loan Losses - Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans past due	$ 13,638	$ 12,190
Loans, current	759,136	764,862
Loans	772,774	777,052
Residential Portfolio Segment [Member]
Loans past due	7,111	6,194
Loans, current	303,142	297,885
Loans	310,253	304,079
Commercial Real Estate Portfolio Segment [Member]
Loans	222,136	216,360
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans past due	586	427
Loans, current	55,239	61,267
Loans	55,825	61,694
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans past due	709	1,046
Loans, current	130,689	116,142
Loans	131,398	117,188
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans past due	254	296
Loans, current	34,659	37,182
Loans	34,913	37,478
Commercial and Industrial Portfolio Segment [Member]
Loans past due	1,873	730
Loans, current	98,150	112,513
Loans	100,023	113,243
Consumer Portfolio Segment [Member]
Loans	140,362	143,370
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans past due	1,561	1,862
Loans, current	62,209	68,364
Loans	63,770	70,226
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans past due	403	523
Loans, current	22,479	21,989
Loans	22,882	22,512
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans past due	1,141	1,112
Loans, current	52,569	49,520
Loans	53,710	50,632
Financial Asset, 30 to 59 Days Past Due [Member]
Loans past due	7,567	6,476
Financial Asset, 30 to 59 Days Past Due [Member] | Residential Portfolio Segment [Member]
Loans past due	4,015	3,369
Financial Asset, 30 to 59 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans past due	383	298
Financial Asset, 30 to 59 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans past due	12	299
Financial Asset, 30 to 59 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans past due	186	31
Financial Asset, 30 to 59 Days Past Due [Member] | Commercial and Industrial Portfolio Segment [Member]
Loans past due	1,320	428
Financial Asset, 30 to 59 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans past due	986	1,287
Financial Asset, 30 to 59 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans past due	106	171
Financial Asset, 30 to 59 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans past due	559	593
Financial Asset, 60 to 89 Days Past Due [Member]
Loans past due	2,190	2,044
Financial Asset, 60 to 89 Days Past Due [Member] | Residential Portfolio Segment [Member]
Loans past due	1,314	1,183
Financial Asset, 60 to 89 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans past due	59
Financial Asset, 60 to 89 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans past due
Financial Asset, 60 to 89 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans past due	19
Financial Asset, 60 to 89 Days Past Due [Member] | Commercial and Industrial Portfolio Segment [Member]
Loans past due	312	192
Financial Asset, 60 to 89 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans past due	329	286
Financial Asset, 60 to 89 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans past due	18	92
Financial Asset, 60 to 89 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans past due	139	291
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans past due	3,881	3,670
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Residential Portfolio Segment [Member]
Loans past due	1,782	1,642
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans past due	144	129
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans past due	697	747
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans past due	49	265
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Commercial and Industrial Portfolio Segment [Member]
Loans past due	241	110
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans past due	246	289
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans past due	279	260
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans past due	$ 443	$ 228